Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2023
Information by segment and main country [Abstract]
Information by segment and main country - Information on income statements [Text Block]

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA
2023
Diagnosis & Treatment	8,818	9,253	(306)	1,026
Connected Care	5,138	5,149	(445)	369
Personal Health	3,602	3,685	(115)	597
Other	612	428	(394)	(71)
Inter-segment eliminations		(346)
Philips Group	18,169	18,169	(1,261)	1,921

2022
Diagnosis & Treatment	8,290	8,576	(417)	788
Connected Care	5,268	5,280	(646)	111
Personal Health	3,626	3,684	(132)	538
Other	643	736	(407)	(119)
Inter-segment eliminations		(449)
Philips Group	17,827	17,827	(1,602)	1,318

2021
Diagnosis & Treatment	7,825	8,023	(363)	1,028
Connected Care	5,371	5,388	(472)	553
Personal Health	3,429	3,462	(131)	590
Other	530	636	(357)	(117)
Inter-segment eliminations		(353)
Philips Group	17,156	17,156	(1,323)	2,054
1)Includes impairments (excluding goodwill impairment); for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Information by segment and main country - Reconciliation from net income to Adjusted EBITA [Text Block]

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2023
Net Income	(463)
Discontinued operations, net of income taxes	10
Income taxes	(73)
Investments in associates, net of income taxes	98
Financial expenses	376
Financial income	(63)
Income from operations	(115)	720	(1,199)	552	(188)
Amortization and impairment of acquired intangible assets	290	89	178	14	9
Impairment of goodwill	8	8	-
EBITA	183	816	(1,020)	567	(179)
Restructuring and acquisition-related charges	381	118	115	9	140
Other items:	1,358	92	1,275	22	(32)
Respironics litigation provision	575		575
Respironics field-action connected to the proposed consent decree	363		363
Respironics field-action running remediation costs	224		224
Quality remediation actions	175	81	94
Provision for a legal matter	31		31
Investment re-measurement loss	23			23
Gain on divestment of business	(35)				(35)
Remaining items	2	11	(12)	(1)	3
Adjusted EBITA	1,921	1,026	369	597	(71)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2022
Net Income	(1,605)
Discontinued operations, net of income taxes	(13)
Income taxes	(113)
Investments in associates, net of income taxes	2
Financial expenses	258
Financial income	(58)
Income from operations	(1,529)	538	(2,347)	515	(235)
Amortization and impairment of acquired intangible assets	363	115	226	15	8
Impairment of goodwill	1,357		1,357
EBITA	192	652	(764)	531	(227)
Restructuring and acquisition-related charges	202	3	125	11	62
Other items:	925	133	750	(4)	46
Respironics field-action connected to the proposed consent decree	250		250
Respironics field-action running remediation costs	210		210
R&D project impairments	134	73	59	3
Portfolio realignment charges	109		109
Provision for public investigations tender irregularities	60	60
Quality remediation actions	59		59
Impairments of assets in S&RC	39		39
Remaining items	63	-	24	(6)	46
Adjusted EBITA	1,318	788	111	538	(119)

Philips Group

Reconciliation from net income to Adjusted EBITA

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2021
Net Income	3,323
Discontinued operations, net of income taxes	(2,711)
Income taxes	(103)
Investments in associates, net of income taxes	4
Financial expenses	188
Financial income	(149)
Income from operations	553	948	(716)	576	(255)
Amortization and impairment of acquired intangible assets	322	142	158	15	6
Impairment of goodwill	15	2	13
EBITA	890	1,092	(545)	591	(248)
Restructuring and acquisition-related charges	95	(30)	130	(1)	(5)
Other items:	1,069	(35)	968	-	136
Respironics field-action connected to the proposed consent decree	719		719
Respironics field-action running remediation costs	94		94
Quality remediation actions	94		94
Loss on divestment of business	76				76
Remaining items	87	(35)	61	-	61
Adjusted EBITA	2,054	1,028	553	590	(117)

Information by segment and main country - Main countries [Text Block]

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2023
Netherlands	2,390	1,624
United States	7,178	11,410
China	1,408	234
Japan	941	407
Germany	573	348
Other countries	5,679	1,527
Total main countries	18,169	15,550

2022
Netherlands	2,021	1,746
United States	7,226	12,087
China	1,239	260
Japan	1,011	436
Germany	642	323
Other countries	5,688	1,550
Total main countries	17,827	16,402

2021
Netherlands	1,860	1,934
United States	6,403	12,615
China	1,400	258
Japan	1,068	480
Germany	970	305
France	446	49
India	431	85
United Kingdom	426	567
Other countries	4,150	693
Total main countries	17,156	16,986
1)To better align with the Country Activity and Tax reporting, the allocation of country-level sales was revised from country of destination to country of origin. Comparative information in this table has been restated to be consistent with the current-period presentation.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill